                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cardinal Capital Management, LLC
Address: One Fawcett Place
         Greenwich, CT 06830


Form 13F File Number: 28-4549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy K. Minella
Title:   Managing Director
Phone:   (203) 863-8981

Signature, Place, and Date of Signing:

    /s/ Amy K. Minella           Greenwich, CT    August 14, 2000
    __________________           _______________  _______________
    [Signature]                  [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     69

Form 13F Information Table Value Total:     $240,607
                                            [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                               Cardinal Capital Management, L.L.C.
                                                         March 31, 2000
   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
ACT Manufacturing  Common      000973107           6757    145500            Sole                           69200        76300

Adrian Steel       Common      007338106           2797      6993            Sole                           3847         3146

Antec Corp         Common      03664P105           3209     77200            Sole                           34700        42500

Applied Power Inc. Common      038225108           5176    154500            Sole                           62800        91700

Arizona Land
  Income           Common      040515108           1343    325655            Sole                           230205       95450

Avalon Holdings    Common      05343P109            691    197300            Sole                           10200        187100

Barrett Resources
   Corp.           Common      068480201           3278    107700            Sole                           41600        66100

Benjamin Moore
  & Co.            Common      615649100           4849    200984            Sole                           85897        115087

Burns Int'l        Common      122374101           4759    380700            Sole                           130800       249900

Canandaigua
  Brands           Common      137219200           8438    167300            Sole                           71350        95950

Clean Harbors      Common      184496107             14      6683            Sole                           6683

Columbian Rope
   Co.             Common      198684102            905      8229            Sole                           1289         6940
Conmed Corp        Common      207410101           1268     49000            Sole                           30700        18300
Crowley Maritime   Common      228090106           2623      2915            Sole                           1193         1722
Crown City Plating
   Co              Common      228237103            426     35500            Sole                           35500
Dura Pharmaceu-
  ticals           Common      26632S109           8793    611700            Sole                           250900       360800
Education Manage-
  ment             Common      28139T101           3098    171500            Sole                           68000        103500
El Paso Electric   Common      283677854          10234    914750            Sole                           417850       496900
Electronics for


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

   Imaging         Common      286082102           1380     54500            Sole                           4000         50500
Encompass
  Services         Common      29255U104           1160    201689            Sole                           62228        139461
FMC Corp.          Common      302491303           6670    115000            Sole                           52100        62900
First City Liq
  Trust Cert       Common      33762E108           8298    555482            Sole                           245877       309605
Furniture Brands
   Intl            Common      360921100           5831    385500            Sole                           174000       211500
GP Strategies      Common      36225V104           5655   1190500            Sole                           622300       568200
Galileo Int'l Inc. Common      363547100           8058    386000            Sole                           165400       220600
Gantos             Common      36473U204              0     64251            Sole                           64251
Golden State-
  Litig WT         Common      381197136            396    352100            Sole                           123600       228500
Harvard Industries Common      417434503             48     11965            Sole                           11965
Herbalife Decs
  Trust 3          Common      243665205           4537    526065            Sole                           219100       306965
Hollinger Int'l    Common      435569108           8916    654400            Sole                           279500       374900
ITT Educational
   Serv            Common      45068B109           3175    180800            Sole                           65500        115300
Ikon Office
  Solutions        Common      451713101           5008   1292300            Sole                           560400       731900
Int'l Home Foods   Common      459655106           6401    305700            Sole                           123700       182000
Interlogix Inc.    Common      458763109            840     61055            Sole                           24774        36281
Jack in the Box    Common      466367109           6213    252300            Sole                           91100        161200
Legato Systems Inc Common      524651106           3963    262000            Sole                           109500       152500
Litton Industries
   Inc.            Common      538021106           5897    140400            Sole                           65100        75300
M&F Worldwide
  Corp.            Common      552541104           4811    855300            Sole                           481400       373900
Maytag Corp.       Common      578592107           3754    101800            Sole                           43700        58100
Meritor Savings
  Bank             Common      590007100           2556   1965800            Sole                           434200       1531600
Metals Management  Common      591097100             12     10000            Sole                           10000
Methode
  Electronics      Common      591520200            541     14000            Sole                           7000         7000
Microcell Telecomm Common                           310      8586            Sole                           8586
Musicland          Common      62758B109           4112    552900            Sole                           258200       294700
Mylan Laboratories
   Inc.            Common      628530107           3639    199400            Sole                           84000        115400
Nautica            Common      639089101           5311    496950            Sole                           215950       281000
Network
   Peripherals     Common      64121R100           1944    116040            Sole                           56600        59440
Ogden Corp.        Common      676346109           5650    627800            Sole                           275500       352300
Oneida Ltd.        Common      682505102           5279    297400            Sole                           130900       166500
Prison Realty
  Trust Inc.       Common      74264N105              3      1000            Sole                           1000
Pure Resources
   Inc.            Common      74622E102           2912    162900            Sole                           62900        100000
RWC Inc.           Common      749904108            978     32611            Sole                           9500         23111
Republic Services
   Inc.            Common      760759100           7658    478600            Sole                           214100       264500


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

Reunion Industries Common                           111     55303            Sole                           55303
Rymer Foods Inc.   Common      783771306             37    115000            Sole                           115000
Santa Fe Snyder    Common      80218K105            604     53100            Sole                           14100        39000
Scientific Games   Common      808747109           7388    300800            Sole                           116800       184000
Speedway Motor-
  sports           Common      847788106           7677    333800            Sole                           141400       192400
Suiza Foods        Common      865077101           5904    120800            Sole                           50600        70200
The Hockey Company Common      784414203           1083     67699            Sole                           67699
Trans World Ent.   Common      89336Q100           4662    384455            Sole                           155955       228500
US Leather Inc     Common      912134103             46     45506            Sole                           45506
Unisys             Common      909214108            757     52000            Sole                           38500        13500
Velcro Industries  Common      922571104           5085    462236            Sole                           216786       245450
Viad Corp.         Common      92552R109           2929    107500            Sole                           49500        58000
Ziff Davis Inc.    Common      989511100           3019    335500            Sole                           132100       203400
Nextlink Communi-
  cations Sr Pfd               65333H830            307       301            Sole                           301
1000th Nextlink
   Communications                                     0    183781            Sole                           183781
Clean Harbors 8%
   Pfd                                              424     26500            Sole                           26500
































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